SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Liquidity and Going Concern (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2024	Feb. 28, 2024
Liquidity and Going Concern [Abstract]
Cash consumed from operations	$ (9,316,000)	$ (3,774,500)	$ (9,733,500)	$ (24,201,500)	$ 37,732,000
Average Annual Cash Provided by (Used in) Operating Activities					(12,577,300)
Net cash proceeds from business combination			273,017,500		273,017,500
Aggregate principal amount	98,258,000		40,700,000		40,700,000	$ 98,258,000
Current assets	274,101,100		2,981,200	10,642,200	2,981,200	274,101,100
Current liabilities	64,004,800		65,275,400	19,447,300	65,275,400	64,004,800
Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination			233,017,500		233,017,500
Restricted Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination			40,000,000		40,000,000
Digital World Acquisition Corp [Member]
Liquidity and Going Concern [Abstract]
Cash consumed from operations						(47,048,000)
Net cash proceeds from business combination	273,017,500					273,017,500
Business combination total cash and restricted cash received	273,729,200					273,729,200
Digital World Acquisition Corp [Member] | Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination	233,017,500					233,017,500
Digital World Acquisition Corp [Member] | Restricted Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination	$ 40,000,000					40,000,000
Convertible Promissory Note [Member]
Liquidity and Going Concern [Abstract]
Aggregate principal amount			$ 40,700,000	$ 38,200,000	$ 40,700,000
Convertible Promissory Note [Member] | Digital World Acquisition Corp [Member]
Liquidity and Going Concern [Abstract]
Proceeds from issuance of notes						48,155,000
Maturity date	Mar. 31, 2025
Business combination total outstanding debt	$ 50,157,800					50,157,800
Maximum [Member] | Convertible Promissory Note [Member] | Digital World Acquisition Corp [Member]
Liquidity and Going Concern [Abstract]
Aggregate principal amount							$ 50,000,000
Note Purchase Agreement [Member] | Convertible Promissory Note [Member] | Digital World Acquisition Corp [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination	10,000,000					10,000,000
Business combination, remaining cash received	40,000,000					40,000,000
Business combination cash received on post merger	$ 40,000,000					$ 40,000,000